Mainland China contribution plan and profit appropriation	12 Months Ended
Dec. 31, 2014
Mainland China contribution plan and profit appropriation
Mainland China contribution plan and profit appropriation

23.Mainland China contribution plan and profit appropriation

a)China contribution plan

Full-time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentage of the employees’ salaries. However, the Group is not responsible for meeting any obligations under the plan. The total contribution for such employee benefits was RMB 95,929, RMB 96,062 and RMB 104,719 for the years ended December 31, 2012, 2013 and 2014, respectively.

b)Statutory reserves

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries in the PRC should make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. The subsidiaries in the PRC are required to transfer at least 10% of their profit after taxation (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end)  to the general reserve fund until the reserve balance reaches 50% of their respective registered capital. The appropriations to other funds are at the PRC subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprises expansion, staff bonus, and welfare and not distributable as cash dividends.

The general reserves made by the Group’s PRC subsidiaries in 2012, 2013 and 2014 were RMB nil, RMB 1,760 and 26,657, respectively. During the year ended December 31, 2013, the Group made a reversal of RMB 8,257, from the common statutory reserve fund to retained earnings due to an adjustment related to income tax filing difference was made in its local PRC GAAP accounts.

c)Restricted capital

The following paid-in-capital amounts are unavailable for distribution as nominal dividends to the Company:

Legal Entity	Paid-in Capital restricted
JingAo Solar Co., Ltd.	RMB 1,000,000
Shanghai JA Solar Technology Co., Ltd.	USD 80,000
Shanghai JA Solar PV Technology Co., Ltd.	USD 20,000
JA Solar Technology Yangzhou Co., Ltd.	USD 260,000
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd.	USD 98,000
JA Yangzhou PV Technology Co., Ltd.	USD 10,000
Shanghai Jinglong Solar Technology Co., Ltd.	RMB 180,000
Donghai JA Solar Technology Co., Ltd.	RMB 50,000
JA (Hefei) Renewable Energy Co., Ltd.	USD 15,000
Hefei JA Solar Technology Co., Ltd.	RMB 1,440,000
Solar Silicon Valley Electronic Science and Technology Co., Ltd.	USD 36,986
JA Solar Investment (China) Co., Ltd.	USD 40,000
Dunhuang JA Solar Power Development Co., Ltd	RMB 254,000
Hebei Ningjin Songgong Semiconductor Co., Ltd.	RMB 275,000
JA Solar PV Technology Co., LTD	USD 10,000
JA Solar PV Electric (Shexian) Co,. Ltd	RMB 3,000
Aiyouen Power Electric (Yinchuan) Co,. Ltd	RMB 26,000
JA Solar PV Electric (Baotou) Co,. Ltd	RMB 2,000
Beijing JA Solar PV Technology Co., Ltd.	RMB 20,000
JA Solar PV Electric (Huanghua) Co,. Ltd	RMB 1,000
JA Solar PV Electric (Yanchi) Co,. Ltd	RMB 4,000
JA New Energy Development (Hebei) Co., Ltd.	RMB 1,000